CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Rental income	$ 0	$ 64,791,000	$ 3,762,000
Operating expense reimbursements	0	2,002,000	208,000
Total revenues	0	66,793,000	3,970,000
Operating expenses:
Acquisition related	0	42,761,000	3,898,000
Merger and other transaction related	0	2,603,000	0
Property operating	0	3,484,000	220,000
General and administrative	0	5,092,000	735,000
Depreciation and amortization	0	40,700,000	2,111,000
Operating fees to affiliates	0	212,000	0
Total operating expenses	0	94,852,000	6,964,000
Operating loss	0	(28,059,000)	(2,994,000)
Interest expense	0	(11,856,000)	(960,000)
Income from investments	0	534,000	0
Other income	0	426,000	2,000
Total other expenses, net	0	(10,896,000)	(958,000)
Loss from continuing operations	0	(38,955,000)	(3,952,000)
Net loss from continuing operations attributable to non-controlling interests	0	255,000	69,000
Net loss from continuing operations attributable to stockholders	0	(38,700,000)	(3,883,000)
Discontinued operations:
Loss from operations of held for sale properties	0	(145,000)	(37,000)
Loss on held for sale properties	0	(600,000)	(815,000)
Net loss from discontinued operations	0	(745,000)	(852,000)
Net loss from discontinued operations attributable to non-controlling interests	0	46,000	36,000
Net loss from discontinued operations attributable to stockholders	0	(699,000)	(816,000)
Net loss	0	(39,700,000)	(4,804,000)
Net loss attributable to non-controlling interests	0	301,000	105,000
Net loss attributable to stockholders	0	(39,399,000)	(4,699,000)
Designated derivatives, fair value adjustment	0	(3,743,000)	(98,000.00)
Unrealized loss on investment securities, net		(93,000)	0
Comprehensive loss	$ 0	$ (43,235,000)	$ (4,797,000)
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$ 0.00	$ (0.38)	$ (1.04)
Basic and diluted net loss per share attributable to common stockholders	$ 0.00	$ (0.39)	$ (1.26)